NOTE 7 - DERIVATIVE LIABILITY (Details Narrative)	6 Months Ended
Nov. 30, 2020
Notes to Financial Statements
Assumptions used for calculations	Assumptions used for the calculations of the derivative liability of the notes at November 30, 2020 include (1) stock price of $0.0002 per share, (2) exercise prices ranging from $0.00004 to $0.001 per share, (3) terms ranging from -0- days to 263 days, (4) expected volatility of 946% and (5) risk free interest rates ranging from 0.08% to 0.11%.